UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2019

Date of reporting period:	August 31, 2018

Item 1. Schedule of Investments:

Putnam Dynamic Asset Allocation Equity Fund

The fund's portfolio
8/31/18 (Unaudited)

COMMON STOCKS (87.8%)(a)
			Shares	Value

Aerospace and defense (2.6%)

Boeing Co. (The)			3,598	$1,233,358

L3 Technologies, Inc.			146	31,203

Lockheed Martin Corp.			1,082	346,684

Northrop Grumman Corp.			1,587	473,704

Raytheon Co.			1,515	302,152

Teledyne Technologies, Inc.(NON)			166	39,385

				2,426,486
Airlines (1.0%)

ANA Holdings, Inc. (Japan)			1,600	55,426

Copa Holdings SA Class A (Panama)			467	37,332

Delta Air Lines, Inc.			8,192	479,068

Deutsche Lufthansa AG (Germany)			331	8,641

easyJet PLC (United Kingdom)			956	18,901

International Consolidated Airlines Group SA (Spain)			17,595	158,077

Japan Airlines Co., Ltd. (Japan)			1,700	61,277

Singapore Airlines, Ltd. (Singapore)			3,600	25,704

Wizz Air Holdings PLC (Poland)(NON)			943	38,767

				883,193
Automotive (1.4%)

Brilliance China Automotive Holdings, Ltd. (China)			42,000	66,569

Fiat Chrysler Automobiles NV (Italy)(NON)			8,386	141,728

Ford Motor Co.			37,597	356,420

Localiza Rent a Car SA (Brazil)			6,120	32,350

Maruti Suzuki India, Ltd. (India)			329	42,195

Peugeot SA (France)			5,865	161,345

Suzuki Motor Corp. (Japan)			300	19,521

Toyota Motor Corp. (Japan)			3,200	199,586

Visteon Corp.(NON)			773	85,331

Volvo AB (Sweden)			9,562	164,679

				1,269,724
Banking (6.9%)

ABN AMRO Group NV GDR (Netherlands)			5,320	144,067

BNP Paribas SA (France)			2,314	135,857

Capital One Financial Corp.			3,108	307,972

China Construction Bank Corp. (China)			107,000	94,748

Citigroup, Inc.			18,465	1,315,447

DNB ASA (Norway)			8,282	168,679

Fifth Third Bancorp			8,730	256,924

First Abu Dhabi Bank PJSC (United Arab Emirates)			13,194	53,162

First Hawaiian, Inc.			1,529	44,326

Gentera SAB de CV (Mexico)			66,889	67,886

Grupo Financiero Banorte SAB de CV (Mexico)			10,453	71,296

Hang Seng Bank, Ltd. (Hong Kong)			1,400	37,958

HDFC Bank, Ltd. (India)			2,288	66,492

HSBC Holdings PLC (United Kingdom)			4,997	43,334

Japan Post Bank Co., Ltd. (Japan)			800	9,346

JPMorgan Chase & Co.			15,368	1,760,865

Lloyds Banking Group PLC (United Kingdom)			46,636	35,854

Mizuho Financial Group, Inc. (Japan)			103,816	182,292

Northern Trust Corp.			1,050	112,833

Popular, Inc. (Puerto Rico)			745	37,503

Regions Financial Corp.			18,240	354,950

Resona Holdings, Inc. (Japan)			28,200	159,870

Sberbank of Russia PJSC ADR (Russia)			2,982	32,370

Sumitomo Mitsui Financial Group, Inc. (Japan)			5,007	197,423

Sumitomo Mitsui Trust Holdings, Inc. (Japan)			1,200	48,179

Swedbank AB Class A (Sweden)			3,683	85,700

Synovus Financial Corp.			1,037	51,912

U.S. Bancorp			6,243	337,809

United Overseas Bank, Ltd. (Singapore)			5,000	98,576

				6,313,630
Beverage (2.0%)

Asahi Group Holdings, Ltd. (Japan)			300	13,551

Coca-Cola Amatil, Ltd. (Australia)			8,491	57,318

Coca-Cola Co. (The)			14,653	653,084

Grape King Bio, Ltd. (Taiwan)			7,000	49,455

Keurig Dr Pepper, Inc.			1,128	25,718

Kirin Holdings Co., Ltd. (Japan)			2,900	71,710

Molson Coors Brewing Co. Class B			2,696	179,931

PepsiCo, Inc.			7,436	832,906

				1,883,673
Biotechnology (1.4%)

Amgen, Inc.			2,501	499,725

Biogen, Inc.(NON)			526	185,936

Celgene Corp.(NON)			1,495	141,203

Gilead Sciences, Inc.			3,779	286,184

Vertex Pharmaceuticals, Inc.(NON)			824	151,946

				1,264,994
Broadcasting (0.2%)

Liberty SiriusXM Group Class A(NON)			1,156	54,031

ProSiebenSat.1 Media SE (Germany)			3,549	93,471

RTL Group SA (Belgium)			558	41,841

				189,343
Building materials (0.2%)

Owens Corning			2,343	132,661

Xinyi Glass Holdings, Ltd. (China)			26,000	32,464

				165,125
Chemicals (1.7%)

Air Products & Chemicals, Inc.			1,192	198,218

Arkema SA (France)			790	98,943

BASF SE (Germany)			1,870	172,975

Cabot Corp.			738	47,911

Celanese Corp. Ser. A			1,211	141,481

Covestro AG (Germany)			1,740	148,206

Evonik Industries AG (Germany)			2,578	96,086

Formosa Plastics Corp. (Taiwan)			13,000	47,615

Huntsman Corp.			5,925	180,653

Indorama Ventures PCL (Foreign depositary shares) (Thailand)			35,000	64,161

Mexichem SAB de CV (Mexico)			13,659	46,092

Mitsubishi Chemical Holdings Corp. (Japan)			8,700	77,988

Mitsubishi Gas Chemical Co., Inc. (Japan)			1,600	33,293

PETRONAS Chemicals Group (PCG) Bhd (Malaysia)			24,600	56,629

Univar, Inc.(NON)			1,073	29,851

W.R. Grace & Co.			1,354	95,674

				1,535,776
Commercial and consumer services (1.4%)

Automatic Data Processing, Inc.			2,401	352,347

Booz Allen Hamilton Holding Corp.			2,117	108,306

Ctrip.com International, Ltd. ADR (China)(NON)			1,038	40,638

Dai Nippon Printing Co., Ltd. (Japan)			1,700	38,143

FleetCor Technologies, Inc.(NON)			904	193,221

Industrivarden AB Class A (Sweden)			2,002	43,958

Mastercard, Inc. Class A			975	210,171

Randstad Holding NV (Netherlands)			710	44,470

ServiceMaster Global Holdings, Inc.(NON)			1,201	72,384

Total System Services, Inc.			1,695	164,652

				1,268,290
Communications equipment (1.5%)

Cisco Systems, Inc.			28,671	1,369,614

				1,369,614
Computers (3.5%)

Amadeus IT Holding SA Class A (Spain)			2,148	199,264

Apple, Inc.			6,318	1,438,166

Douzone Bizon Co., Ltd. (South Korea)			618	31,645

Fortinet, Inc.(NON)			3,875	324,570

Fujitsu, Ltd. (Japan)			1,000	7,318

HP, Inc.			12,709	313,277

MSCI, Inc.			675	121,676

NetApp, Inc.			4,689	407,052

Nuance Communications, Inc.(NON)			5,127	83,673

Otsuka Corp. (Japan)			1,600	57,961

Synopsys, Inc.(NON)			1,501	153,312

TDK Corp. (Japan)			500	56,206

				3,194,120
Conglomerates (0.4%)

AMETEK, Inc.			1,794	138,066

Marubeni Corp. (Japan)			16,500	135,374

Mitsui & Co., Ltd. (Japan)			8,300	138,383

				411,823
Construction (0.3%)

China National Building Material Co., Ltd. (China)			28,000	26,185

China State Construction International Holdings, Ltd. (China)			40,000	41,637

CIMIC Group, Ltd. (Australia)			985	34,896

CTCI Corp. (Taiwan)			33,000	50,550

nVent Electric PLC (United Kingdom)			1,935	54,354

Taisei Corp. (Japan)			1,400	62,623

Waskita Beton Precast Tbk PT (Indonesia)			1,174,600	31,099

West China Cement, Ltd. (China)			128,000	23,647

				324,991
Consumer (0.4%)

Signet Jewelers, Ltd.(S)			1,706	109,525

Tiffany & Co.			2,414	296,077

				405,602
Consumer finance (0.4%)

Chailease Holding Co., Ltd. (Taiwan)			15,460	52,599

Discover Financial Services			3,370	263,264

Housing Development Finance Corp., Ltd. (India)			3,392	92,586

				408,449
Consumer goods (0.8%)

Estee Lauder Cos., Inc. (The) Class A			2,239	313,729

Kao Corp. (Japan)			800	62,101

L'Oreal SA (France)			126	30,231

LG Household & Health Care, Ltd. (South Korea)			37	42,047

Natura Cosmeticos SA (Brazil)			3,670	26,130

Pola Orbis Holdings, Inc. (Japan)			1,400	49,392

Procter & Gamble Co. (The)			2,144	177,845

				701,475
Consumer services (0.1%)

Ashtead Group PLC (United Kingdom)			2,145	65,685

Cafe24 Corp. (South Korea)(NON)			284	41,280

				106,965
Containers (0.1%)

Berry Plastics Group, Inc.(NON)			2,373	113,263

				113,263
Distribution (0.7%)

ITOCHU Corp. (Japan)			8,500	148,679

LKQ Corp.(NON)			2,901	100,143

Sysco Corp.			5,360	401,035

				649,857
Electric utilities (1.8%)

AES Corp.			8,328	112,095

Ameren Corp.			2,293	144,986

American Electric Power Co., Inc.			1,660	119,072

CenterPoint Energy, Inc.			5,360	148,954

CLP Holdings, Ltd. (Hong Kong)			7,500	88,151

CMS Energy Corp.			3,407	167,761

Endesa SA (Spain)			2,279	51,029

Enel SpA (Italy)			32,071	158,585

ENGIE SA (France)			3,203	46,957

Entergy Corp.			3,612	301,927

Evergy, Inc.			1,382	78,843

KEC International, Ltd. (India)			6,447	27,451

OGE Energy Corp.			2,451	90,270

Pinnacle West Capital Corp.			1,112	87,348

				1,623,429
Electrical equipment (0.6%)

Honeywell International, Inc.			2,996	476,544

KEI Industries, Ltd. (India)(NON)			10,271	60,618

				537,162
Electronics (3.3%)

Agilent Technologies, Inc.			4,494	303,525

Hoya Corp. (Japan)			2,800	163,726

Jabil, Inc.			1,616	47,769

Keyence Corp. (Japan)			100	56,602

Keysight Technologies, Inc.(NON)			1,647	106,874

MediaTek, Inc. (Taiwan)			12,000	98,258

NVIDIA Corp.			4,640	1,302,355

Rockwell Automation, Inc.			1,294	234,162

Samsung Electronics Co., Ltd. (South Korea)			5,968	259,758

Samsung Electronics Co., Ltd. (Preference) (South Korea)			1,642	58,561

Sino-American Silicon Products, Inc. (Taiwan)			15,000	42,976

Texas Instruments, Inc.			2,298	258,295

Walsin Technology Corp. (Taiwan)			5,000	51,196

				2,984,057
Energy (oil field) (0.5%)

Halliburton Co.			10,686	426,265

Hilong Holding, Ltd. (China)			129,000	14,957

				441,222
Energy (other) (0.1%)

Canvest Environmental Protection Group Co., Ltd. (China)			113,000	59,604

China Everbright Greentech, Ltd. (China)			37,000	36,487

				96,091
Engineering and construction (0.4%)

ACS Actividades de Construccion y Servicios SA (Spain)			3,384	140,936

AECOM(NON)			1,361	45,784

Vinci SA (France)			1,724	165,214

				351,934
Entertainment (0.5%)

Madison Square Garden Co. (The) Class A(NON)			237	71,560

Royal Caribbean Cruises, Ltd.			2,569	314,908

Sony Corp. (Japan)			1,300	74,272

				460,740
Environmental (0.1%)

Clean TeQ Holdings, Ltd. (Australia)(NON)(S)			80,309	29,733

Pentair PLC			2,232	97,047

				126,780
Financial (1.5%)

3i Group PLC (United Kingdom)			8,844	102,779

Ally Financial, Inc.			5,990	161,011

Assurant, Inc.			1,082	111,251

BGC Partners, Inc. Class A			4,106	50,997

Broadridge Financial Solutions, Inc.			1,088	147,032

CIT Group, Inc.			3,176	172,266

CoreLogic, Inc.(NON)			647	32,893

CTBC Financial Holding Co., Ltd. (Taiwan)			75,000	52,743

Edelweiss Financial Services, Ltd. (India)			18,375	72,605

Hana Financial Group, Inc. (South Korea)			1,532	58,767

Hong Kong Exchanges and Clearing, Ltd. (Hong Kong)			1,100	31,309

Larsen & Toubro Infotech, Ltd. (India)			2,003	50,770

Macquarie Group, Ltd. (Australia)			1,549	144,097

ORIX Corp. (Japan)			9,800	157,615

Santander Consumer USA Holdings, Inc.			3,139	67,740

				1,413,875
Food (1.7%)

Associated British Foods PLC (United Kingdom)			2,669	79,205

ConAgra Foods, Inc.			4,853	178,348

Dino Polska SA (Poland)(NON)			1,530	37,686

Gruma SAB de CV Class B (Mexico)			6,417	81,185

Hershey Co. (The)			2,060	207,071

Ingredion, Inc.			792	80,047

Marine Harvest ASA (Norway)			2,970	64,155

Mondelez International, Inc. Class A			10,693	456,805

Nestle SA (Switzerland)			1,375	115,448

Pinnacle Foods, Inc.			1,557	103,416

Tesco PLC (United Kingdom)			15,744	50,314

WH Group, Ltd. (Hong Kong)			138,000	104,088

WM Morrison Supermarkets PLC (United Kingdom)			5,576	19,030

				1,576,798
Forest products and packaging (0.5%)

Domtar Corp.			1,085	55,227

Packaging Corp. of America			1,589	174,663

Sealed Air Corp.			944	37,864

Suzano Papel e Celulose SA (Brazil)			4,735	54,998

Weyerhaeuser Co.(R)			4,961	172,196

				494,948
Gaming and lottery (0.3%)

Las Vegas Sands Corp.			3,560	232,895

				232,895
Health-care services (2.8%)

Alfresa Holdings Corp. (Japan)			500	12,542

Anthem, Inc.			2,355	623,439

Centene Corp.(NON)			1,776	260,148

Charles River Laboratories International, Inc.(NON)			725	89,545

Cigna Corp.			2,126	400,411

Fleury SA (Brazil)			5,494	34,665

Fresenius Medical Care AG & Co., KGaA (Germany)			1,755	177,759

Humana, Inc.			1,211	403,578

McKesson Corp.			2,399	308,871

Medipal Holdings Corp. (Japan)			1,800	36,305

WellCare Health Plans, Inc.(NON)			657	198,788

				2,546,051
Homebuilding (0.4%)

Berkeley Group Holdings PLC (The) (United Kingdom)			2,379	112,359

Taylor Wimpey PLC (United Kingdom)			62,024	134,568

Toll Brothers, Inc.			3,500	126,805

				373,732
Industrial (0.1%)

HD Supply Holdings, Inc.(NON)			1,515	69,069

				69,069
Insurance (3.2%)

Aegon NV (Netherlands)			2,398	14,379

Ageas (Belgium)			3,010	155,756

AIA Group, Ltd. (Hong Kong)			8,800	75,905

Allianz SE (Germany)			1,100	234,476

American Financial Group, Inc.			529	58,909

Athene Holding, Ltd. Class A(NON)			1,677	83,280

AXA SA (France)			6,266	158,157

Axis Capital Holdings, Ltd.			612	35,202

Cathay Financial Holding Co., Ltd. (Taiwan)			34,000	58,226

DB Insurance Co., Ltd. (South Korea)			923	53,067

Discovery, Ltd. (South Africa)			3,779	45,057

Hartford Financial Services Group, Inc. (The)			4,326	217,901

Hyundai Marine & Fire Insurance Co., Ltd. (South Korea)			1,106	36,961

IRB Brasil Resseguros SA (Brazil)			2,366	34,528

Legal & General Group PLC (United Kingdom)			50,149	165,335

Lincoln National Corp.			2,219	145,522

Loews Corp.			3,164	159,181

MetLife, Inc.			6,106	280,204

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)			767	165,417

Ping An Insurance Group Co. of China, Ltd. Class H (China)			13,000	125,217

Principal Financial Group, Inc.			1,873	103,371

Prudential Financial, Inc.			3,349	329,039

RenaissanceRe Holdings, Ltd.			370	49,195

XL Group, Ltd. (Bermuda)			2,728	156,560

				2,940,845
Investment banking/Brokerage (1.6%)

Ameriprise Financial, Inc.			1,947	276,396

Daiwa Securities Group, Inc. (Japan)			4,000	23,991

E*Trade Financial Corp.(NON)			6,143	361,577

Goldman Sachs Group, Inc. (The)			1,165	277,049

Morgan Stanley			9,788	477,948

Partners Group Holding AG (Switzerland)			95	74,589

				1,491,550
Lodging/Tourism (1.3%)

Carnival Corp.			4,653	286,113

Crown, Ltd. (Australia)			3,296	33,647

Extended Stay America, Inc. (Units)			3,577	72,184

Galaxy Entertainment Group, Ltd. (Hong Kong)			20,000	148,049

Hilton Worldwide Holdings, Inc.			2,949	228,901

Hyatt Hotels Corp. Class A			930	71,945

MGM China Holdings, Ltd. (Hong Kong)			26,000	49,027

TUI AG (Germany)			5,485	101,119

Wyndham Destinations, Inc.			4,287	189,485

				1,180,470
Machinery (0.9%)

BWX Technologies, Inc.			1,229	75,362

Cummins, Inc.			2,221	314,938

Gardner Denver Holdings, Inc.(NON)			1,484	41,493

Hitachi, Ltd. (Japan)			26,000	169,769

Sandvik AB (Sweden)			9,855	172,473

United Tractors Tbk PT (Indonesia)			16,300	38,067

				812,102
Manufacturing (0.4%)

Ingersoll-Rand PLC			2,997	303,566

SKF AB Class B (Sweden)			3,787	72,778

				376,344
Media (0.9%)

Naspers, Ltd. Class N (South Africa)			488	108,452

Twenty-First Century Fox, Inc.			3,137	140,851

Walt Disney Co. (The)			5,000	560,100

				809,403
Medical technology (1.3%)

ABIOMED, Inc.(NON)			793	322,418

Baxter International, Inc.			4,108	305,512

Boston Scientific Corp.(NON)			8,691	309,052

Dentsply Sirona, Inc.			3,988	159,201

Hill-Rom Holdings, Inc.			439	42,702

Waters Corp.(NON)			230	43,580

				1,182,465
Metals (1.0%)

Anglo American PLC (United Kingdom)			6,299	125,892

ArcelorMittal SA (France)			5,070	152,657

BHP Billiton, Ltd. (Australia)			9,118	217,689

BlueScope Steel, Ltd. (Australia)			3,221	40,083

Boliden AB (Sweden)			897	23,482

Newmont Mining Corp.			5,233	162,380

Rio Tinto PLC (United Kingdom)			2,715	128,792

Royal Gold, Inc.			518	39,503

Skipper, Ltd. (India)			15,548	28,311

				918,789
Natural gas utilities (0.8%)

Atmos Energy Corp.			623	57,459

Eni SpA (Italy)			10,507	194,892

Kinder Morgan, Inc.			18,583	328,919

UGI Corp.			2,542	137,395

				718,665
Office equipment and supplies (0.2%)

Avery Dennison Corp.			1,313	138,101

				138,101
Oil and gas (4.4%)

CNOOC, Ltd. (China)			45,000	79,580

ConocoPhillips			8,594	631,057

Equinor ASA (Norway)			6,676	171,236

Geopark, Ltd. (Colombia)(NON)			2,775	50,144

Lukoil PJSC ADR (Russia)			1,593	109,917

Motor Oil (Hellas) Corinth Refineries SA (Greece)			1,816	42,791

Occidental Petroleum Corp.			6,843	546,550

OMV AG (Austria)			611	32,362

ONEOK, Inc.			2,503	164,973

PBF Energy, Inc. Class A			3,135	162,769

Repsol SA (Spain)			8,967	172,416

Royal Dutch Shell PLC Class B (United Kingdom)			7,999	263,458

Sasol, Ltd. (South Africa)			2,681	105,087

TOTAL SA (France)			4,791	299,579

Valero Energy Corp.			6,860	808,657

Williams Cos., Inc. (The)			12,214	361,412

				4,001,988
Pharmaceuticals (5.2%)

AbbVie, Inc.			3,001	288,036

Allergan PLC			486	93,171

Astellas Pharma, Inc. (Japan)			11,200	189,708

Bristol-Myers Squibb Co.			8,446	511,405

China Traditional Chinese Medicine Holdings Co., Ltd. (China)			62,000	45,184

Eli Lilly & Co.			5,353	565,544

GlaxoSmithKline PLC (United Kingdom)			11,080	224,146

Ipsen SA (France)			287	51,020

Johnson & Johnson			5,382	724,902

Merck & Co., Inc.			8,308	569,846

Novartis AG (Switzerland)			4,062	336,862

Pfizer, Inc.			7,250	301,020

Recordati SpA (Italy)			1,317	46,121

Roche Holding AG (Switzerland)			1,319	327,692

Shionogi & Co., Ltd. (Japan)			2,400	139,451

Taisho Pharmaceutical Holdings Co., Ltd. (Japan)			100	10,836

UCB SA (Belgium)			1,247	114,002

Zoetis, Inc.			2,042	185,005

				4,723,951
Photography/Imaging (0.1%)

Sunny Optical Technology Group Co., Ltd. (China)			4,400	55,920

				55,920
Power producers (0.3%)

NRG Energy, Inc.			6,594	233,362

				233,362
Publishing (0.1%)

News Corp. Class A			3,735	48,816

Toppan Printing Co., Ltd. (Japan)			6,000	46,818

				95,634
Railroads (0.4%)

Central Japan Railway Co. (Japan)			800	160,670

Kansas City Southern			1,460	169,302

				329,972
Real estate (2.9%)

AGNC Investment Corp.(R)			1,557	29,614

American Homes 4 Rent(R)			3,102	71,966

Apartment Investment & Management Co. Class A(R)			1,417	62,065

Apple Hospitality REIT, Inc.(R)			2,202	38,865

Ayala Land, Inc. (Philippines)			69,300	57,677

Brandywine Realty Trust(R)			2,517	42,185

Brixmor Property Group, Inc.(R)			5,275	96,111

CBRE Group, Inc. Class A(NON)			2,554	124,661

Cheung Kong Property Holdings, Ltd. (Hong Kong)			22,500	160,392

Douglas Emmett, Inc.(R)			1,074	41,950

Duke Realty Corp.(R)			3,292	93,789

Empire State Realty Trust, Inc. Class A(R)			1,712	30,114

Equity Lifestyle Properties, Inc.(R)			514	49,796

Equity Residential Trust(R)			3,018	204,470

Gaming and Leisure Properties, Inc.(R)			1,343	48,066

HCP, Inc.(R)			5,097	137,772

Highwoods Properties, Inc.(R)			1,208	60,086

Hudson Pacific Properties, Inc.(R)			1,328	44,940

Jones Lang LaSalle, Inc.			485	73,972

Kerry Properties, Ltd. (Hong Kong)			7,500	28,428

Liberty Property Trust(R)			1,314	57,488

Life Storage, Inc.(R)			440	42,944

New Residential Investment Corp.(R)			2,920	54,224

Nomura Real Estate Holdings, Inc. (Japan)			1,400	30,354

Outfront Media, Inc.(R)			1,478	29,368

Paramount Group, Inc.(R)			2,327	36,953

Park Hotels & Resorts, Inc.(R)			2,805	93,827

Persimmon PLC (United Kingdom)			5,004	157,839

Rayonier, Inc.(R)			1,052	36,641

Senior Housing Properties Trust(R)			2,016	38,526

SL Green Realty Corp.(R)			1,319	137,704

Spirit Realty Capital, Inc.(R)			10,563	88,412

Starwood Property Trust, Inc.(R)			2,658	58,556

Sun Communities, Inc.(R)			548	56,543

Sun Hung Kai Properties, Ltd. (Hong Kong)			4,000	59,373

Vornado Realty Trust(R)			1,650	127,050

WP Carey, Inc.(R)			442	29,428

				2,632,149
Restaurants (0.1%)

Jubilant Foodworks, Ltd. (India)			1,918	41,898

Xiabuxiabu Catering Management China Holdings Co., Ltd. (China)			26,500	41,731

				83,629
Retail (5.0%)

ABC-Mart, Inc. (Japan)			800	43,632

Amazon.com, Inc.(NON)			541	1,088,876

Dollar General Corp.			1,370	147,590

Dollar Tree, Inc.(NON)			1,073	86,387

Foschini Group, Ltd. (The) (South Africa)			2,394	28,443

Harvey Norman Holdings, Ltd. (Australia)			10,214	26,434

Home Depot, Inc. (The)			5,958	1,196,181

J Sainsbury PLC (United Kingdom)			36,031	151,442

KAR Auction Services, Inc.			1,816	113,845

Koninklijke Ahold Delhaize NV (Netherlands)			7,218	175,609

lululemon athletica, Inc. (Canada)(NON)			2,420	374,931

Next PLC (United Kingdom)			227	16,186

Poya International Co., Ltd. (Taiwan)			4,030	41,330

Ross Stores, Inc.			4,267	408,693

Tapestry, Inc.			639	32,391

Wal-Mart de Mexico SAB de CV (Mexico)			23,025	63,753

Walgreens Boots Alliance, Inc.			6,150	421,644

Woolworths Group, Ltd. (Australia)			6,101	124,124

				4,541,491
Schools (—%)

New Oriental Education & Technology Group, Inc. ADR (China)			550	43,230

				43,230
Semiconductor (0.7%)

Applied Materials, Inc.			3,696	159,002

Globalwafers Co., Ltd. (Taiwan)			3,000	38,287

KLA-Tencor Corp.			2,328	270,537

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)			20,000	166,694

				634,520
Software (4.0%)

Amdocs, Ltd.			1,797	117,308

Black Knight, Inc.(NON)			1,251	66,803

CA, Inc.			3,257	142,657

Cadence Design Systems, Inc.(NON)			2,950	138,768

F5 Networks, Inc.(NON)			1,236	233,752

Intuit, Inc.			2,406	528,045

Microsoft Corp.			8,314	933,912

Nexon Co., Ltd. (Japan)(NON)			1,600	20,074

NTT Data Corp. (Japan)			7,600	97,676

Oracle Corp.			16,922	822,071

Red Hat, Inc.(NON)			2,107	311,267

Tencent Holdings, Ltd. (China)			6,400	277,242

				3,689,575
Staffing (0.1%)

ManpowerGroup, Inc.			1,152	107,977

				107,977
Technology services (6.2%)

Alibaba Group Holding, Ltd. ADR (China)(NON)			1,733	303,292

Alphabet, Inc. Class A(NON)			2,102	2,589,244

Capgemini SE (France)			829	106,570

Cognizant Technology Solutions Corp. Class A			4,291	336,543

Dell Technologies, Inc. Class V(NON)			2,207	212,247

Dun & Bradstreet Corp. (The)			806	115,194

Facebook, Inc. Class A(NON)			4,124	724,711

Fidelity National Information Services, Inc.			1,837	198,708

IBM Corp.			3,274	479,576

Infosys, Ltd. (India)			2,596	52,746

Leidos Holdings, Inc.			964	68,222

Palo Alto Networks, Inc.(NON)			1,571	363,137

Yandex NV Class A (Russia)(NON)			1,680	53,978

Zebra Technologies Corp. Class A(NON)			515	88,446

				5,692,614
Telecommunications (0.4%)

Advanced Info Service PCL (Thailand)			7,800	48,139

ARRIS International PLC(NON)			1,568	40,627

BT Group PLC (United Kingdom)			5,349	15,073

Megacable Holdings SAB de CV (Units) (Mexico)			11,554	54,458

NTT DoCoMo, Inc. (Japan)			3,600	93,475

Sterlite Technologies, Ltd. (India)(NON)			7,629	39,008

Telstra Corp., Ltd. (Australia)			14,218	31,686

				322,466
Telephone (2.0%)

KDDI Corp. (Japan)			7,200	190,579

Nippon Telegraph & Telephone Corp. (Japan)			3,700	164,837

Swisscom AG (Switzerland)			282	125,951

Verizon Communications, Inc.			24,747	1,345,494

				1,826,861
Textiles (1.3%)

Hermes International (France)			268	174,268

JNBY Design, Ltd. (China)			19,500	33,292

Kering SA (France)			94	51,064

Michael Kors Holdings, Ltd.(NON)			3,838	278,716

Moncler SpA (Italy)			2,077	93,928

PVH Corp.			2,003	286,749

Ralph Lauren Corp.			499	66,272

VF Corp.			2,613	240,736

				1,225,025
Tobacco (0.3%)

Imperial Brands PLC (United Kingdom)			4,047	143,970

Swedish Match AB (Sweden)			2,118	113,228

				257,198
Transportation services (0.2%)

Aena SME SA (Spain)			418	73,992

Expeditors International of Washington, Inc.			1,698	124,429

				198,421
Trucks and parts (0.4%)

Allison Transmission Holdings, Inc.			3,654	181,458

Faurecia SA (France)			2,200	134,782

JTEKT Corp (Japan)			2,100	29,428

WABCO Holdings, Inc.(NON)			523	64,371

				410,039
Waste Management (0.4%)

Republic Services, Inc.			1,558	114,295

Sunny Friend Environmental Technology Co., Ltd. (Taiwan)			7,000	52,417

Waste Management, Inc.			2,616	237,794

				404,506
Water Utilities (0.1%)

China Water Affairs Group, Ltd. (China)			60,000	68,724

				68,724

Total common stocks (cost $68,705,109)				$80,363,162

INVESTMENT COMPANIES (2.1%)(a)
			Shares	Value

iShares MSCI Emerging Markets ETF			1,272	$54,912

SPDR S&P 500 ETF Trust(S)			5,736	1,665,218

SPDR S&P MidCap 400 ETF Trust			609	226,846

Total investment companies (cost $1,823,092)				$1,946,976

WARRANTS (0.3%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Al Rajhi Bank 144A (Saudi Arabia)	2/21/19	$0.00	2,545	$57,745

Han's Laser Technology Industry Group Co., Ltd. 144A (China)	9/27/19	0.00	5,400	34,537

Hangzhou Hikvision Digital Technology Co., Ltd. 144A (China)	2/11/19	0.00	10,500	48,352

Saudi Kayan Petrochemical Co. 144A (Saudi Arabia)	7/2/19	0.00	6,994	33,156

Shengyi Technology Co., Ltd. 144A (China)	5/24/19	0.00	32,100	51,419

Wuliangye Yibin Co., Ltd. 144A (China)	4/12/19	0.00	5,600	50,756

Total warrants (cost $296,540)				$275,965

SHORT-TERM INVESTMENTS (11.3%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 2.24%(AFF)		Shares	1,248,173	$1,248,173

Putnam Short Term Investment Fund 2.16%(AFF)		Shares	8,829,337	8,829,337

U.S. Treasury Bills 2.064%, 11/15/18(SEG)			$277,000	275,871

U.S. Treasury Bills 1.962%, 10/11/18(SEG)			15,000	14,970

U.S. Treasury Bills 2.119%, 11/23/18(SEG)			9,000	8,959

Total short-term investments (cost $10,377,266)				$10,377,310

TOTAL INVESTMENTS

Total investments (cost $81,202,007)				$92,963,413

FORWARD CURRENCY CONTRACTS at 8/31/18 (aggregate face value $15,557,504) (Unaudited)

Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)

Bank of America N.A.
	Australian Dollar	Buy	10/17/18	$115,027	$115,865	$(838)
	British Pound	Buy	9/19/18	697,872	721,771	(23,899)
	Canadian Dollar	Sell	10/17/18	470,275	466,154	(4,121)
	Euro	Buy	9/19/18	191,255	196,683	(5,428)
	Japanese Yen	Sell	11/19/18	77,693	77,428	(265)
	New Zealand Dollar	Sell	10/17/18	84,290	85,861	1,571
	Norwegian Krone	Buy	9/19/18	254,826	261,115	(6,289)
	Norwegian Krone	Sell	9/19/18	254,826	256,407	1,581
	Swedish Krona	Sell	9/19/18	73,078	75,544	2,466
Barclays Bank PLC
	Australian Dollar	Buy	10/17/18	136,738	139,493	(2,755)
	British Pound	Sell	9/19/18	92,358	87,622	(4,736)
	Canadian Dollar	Sell	10/17/18	168,262	167,225	(1,037)
	Euro	Buy	9/19/18	780,471	783,891	(3,420)
	Euro	Sell	9/19/18	780,471	772,921	(7,550)
	Hong Kong Dollar	Sell	11/19/18	12,248	12,258	10
	Japanese Yen	Sell	11/19/18	47,685	47,522	(163)
	Norwegian Krone	Buy	9/19/18	130,241	134,307	(4,066)
	Swedish Krona	Buy	9/19/18	136,184	138,845	(2,661)
	Swedish Krona	Sell	9/19/18	136,184	140,478	4,294
	Swiss Franc	Buy	9/19/18	139,344	137,839	1,505
Citibank, N.A.
	Australian Dollar	Buy	10/17/18	164,344	167,309	(2,965)
	British Pound	Buy	9/19/18	119,079	121,101	(2,022)
	Canadian Dollar	Buy	10/17/18	116,112	114,803	1,309
	Danish Krone	Buy	9/19/18	219,556	222,772	(3,216)
	Euro	Buy	9/19/18	187,071	185,874	1,197
	Euro	Sell	9/19/18	187,071	188,131	1,060
	New Zealand Dollar	Buy	10/17/18	40,888	41,656	(768)
	Norwegian Krone	Buy	9/19/18	101,510	104,983	(3,473)
	Norwegian Krone	Sell	9/19/18	101,510	102,141	631
	Swedish Krona	Sell	9/19/18	149,484	158,143	8,659
Credit Suisse International
	Australian Dollar	Buy	10/17/18	335,662	340,660	(4,998)
	British Pound	Buy	9/19/18	173,819	177,357	(3,538)
	British Pound	Sell	9/19/18	173,819	176,752	2,933
	Canadian Dollar	Buy	10/17/18	2,837	3,663	(826)
	Euro	Sell	9/19/18	102,948	105,263	2,315
	Japanese Yen	Sell	11/19/18	89,836	89,790	(46)
	New Zealand Dollar	Buy	10/17/18	83,429	86,075	(2,646)
	New Zealand Dollar	Sell	10/17/18	84,223	85,842	1,619
	Norwegian Krone	Buy	9/19/18	3,138	3,232	(94)
	Swedish Krona	Buy	9/19/18	72,531	68,895	3,636
Goldman Sachs International
	Australian Dollar	Buy	10/17/18	79,728	83,156	(3,428)
	British Pound	Buy	9/19/18	44,752	44,897	(145)
	British Pound	Sell	9/19/18	44,752	46,210	1,458
	Canadian Dollar	Sell	10/17/18	89,346	88,772	(574)
	Euro	Sell	9/19/18	129,439	131,135	1,696
	New Zealand Dollar	Sell	10/17/18	73,307	73,604	297
	Norwegian Krone	Buy	9/19/18	730,376	763,157	(32,781)
	Swedish Krona	Buy	9/19/18	91,764	101,593	(9,829)
HSBC Bank USA, National Association
	Australian Dollar	Buy	10/17/18	114,739	116,752	(2,013)
	British Pound	Buy	9/19/18	85,094	87,876	(2,782)
	British Pound	Sell	9/19/18	85,094	85,364	270
	Canadian Dollar	Sell	10/17/18	89,653	89,197	(456)
	Euro	Buy	9/19/18	26,376	26,723	(347)
	Euro	Sell	9/19/18	26,376	26,490	114
	Japanese Yen	Sell	11/19/18	82,397	82,117	(280)
	New Zealand Dollar	Sell	10/17/18	166,529	169,747	3,218
	Swedish Krona	Buy	9/19/18	156,468	156,951	(483)
	Swedish Krona	Sell	9/19/18	156,468	163,495	7,027
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	10/17/18	146,947	149,117	(2,170)
	British Pound	Sell	9/19/18	23,608	21,738	(1,870)
	Canadian Dollar	Sell	10/17/18	10,200	8,338	(1,862)
	Euro	Sell	9/19/18	205,546	207,922	2,376
	Japanese Yen	Sell	11/19/18	34,890	34,772	(118)
	New Zealand Dollar	Sell	10/17/18	69,271	70,040	769
	Norwegian Krone	Sell	9/19/18	135,634	144,472	8,838
	Russian Ruble	Buy	9/19/18	80,598	87,096	(6,498)
	Russian Ruble	Sell	9/19/18	80,598	86,652	6,054
	Singapore Dollar	Buy	11/19/18	196,608	198,315	(1,707)
	Swedish Krona	Sell	9/19/18	335,376	361,298	25,922
	Swiss Franc	Buy	9/19/18	268,255	266,534	1,721
NatWest Markets PLC
	Australian Dollar	Buy	10/17/18	129,189	132,733	(3,544)
	Canadian Dollar	Sell	10/17/18	175,471	173,599	(1,872)
	Euro	Sell	9/19/18	24,982	25,313	331
	New Zealand Dollar	Buy	10/17/18	2,051	1,505	546
	Norwegian Krone	Buy	9/19/18	401,842	403,897	(2,055)
	Norwegian Krone	Sell	9/19/18	401,842	404,041	2,199
	Swedish Krona	Sell	9/19/18	105,228	111,954	6,726
State Street Bank and Trust Co.
	Australian Dollar	Buy	10/17/18	71,460	75,155	(3,695)
	British Pound	Sell	9/19/18	133,089	132,781	(308)
	Canadian Dollar	Sell	10/17/18	39,650	38,051	(1,599)
	Euro	Sell	9/19/18	389,946	392,190	2,244
	Japanese Yen	Buy	11/19/18	61,768	61,758	10
	New Zealand Dollar	Buy	10/17/18	49,025	47,910	1,115
	Norwegian Krone	Buy	9/19/18	193,309	203,422	(10,113)
	Swedish Krona	Sell	9/19/18	339,284	366,610	27,326
UBS AG
	Australian Dollar	Buy	10/17/18	453,277	461,910	(8,633)
	British Pound	Buy	9/19/18	87,299	87,584	(285)
	British Pound	Sell	9/19/18	87,299	88,454	1,155
	Canadian Dollar	Sell	10/17/18	87,429	87,079	(350)
	Euro	Sell	9/19/18	225,880	228,311	2,431
	Japanese Yen	Buy	11/19/18	10,823	10,787	36
	New Zealand Dollar	Sell	10/17/18	153,163	155,574	2,411
	Norwegian Krone	Buy	9/19/18	73,520	79,358	(5,838)
	Swedish Krona	Sell	9/19/18	147,865	158,425	10,560
WestPac Banking Corp.
	Australian Dollar	Buy	10/17/18	111,289	115,466	(4,177)
	Euro	Buy	9/19/18	87,145	87,526	(381)
	Euro	Sell	9/19/18	87,145	88,016	871
	New Zealand Dollar	Buy	10/17/18	2,646	894	1,752

Unrealized appreciation						154,259

Unrealized (depreciation)						(202,013)

Total						$(47,754)
* The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 8/31/18 (Unaudited)

	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)

Russell 2000 Index E-Mini (Long)	75	$6,527,824	$6,527,250	Sep-18	$242,257
S&P 500 Index E-Mini (Long)	8	1,160,608	1,160,840	Sep-18	50,472
S&P 500 Index E-Mini (Short)	6	870,456	870,630	Sep-18	(37,902)
Tokyo Price Index (Long)	5	780,915	780,083	Sep-18	(13,655)

Unrealized appreciation					292,729

Unrealized (depreciation)					(51,557)

Total					$241,172

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
IO	Interest Only
PJSC	Public Joint Stock Company
SPDR	S&P Depository Receipts

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2018 through August 31, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $91,563,910.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 5/31/18	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 8/31/18

	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$701,420	$5,604,900	$5,058,147	$3,840	$1,248,173
	Putnam Short Term Investment Fund**	8,319,319	6,699,264	6,189,246	71,394	8,829,337

	Total Short-term investments	$9,020,739	$12,304,164	$11,247,393	$75,234	$10,077,510
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $1,248,173, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $1,216,873.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $295,752.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $95,251 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	77.5%
	Japan	4.1
	United Kingdom	2.3
	France	1.9
	China	1.8
	Germany	1.3
	Switzerland	1.1
	Taiwan	0.9
	Spain	0.9
	Hong Kong	0.9
	Australia	0.8
	Sweden	0.7
	Italy	0.7
	South Korea	0.6
	India	0.6
	Other	3.9

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Futures contracts: The fund used futures contracts to manage exposure to market risk and to equitize cash.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $102,687 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$3,274,504	$—	$—
Capital goods	5,765,786	—	—
Communication services	2,149,327	—	—
Conglomerates	411,823	—	—
Consumer cyclicals	11,344,655	—	—
Consumer staples	6,283,621	—	—
Energy	4,539,301	—	—
Financials	15,200,498	—	—
Health care	9,717,461	—	—
Technology	17,620,420	—	—
Transportation	1,411,586	—	—
Utilities and power	2,644,180	—	—
Total common stocks	80,363,162	—	—
Investment companies	1,946,976	—	—
Warrants	—	275,965	—
Short-term investments	8,829,337	1,547,973	—

Totals by level	$91,139,475	$1,823,938	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(47,754)	$—
Futures contracts	241,172	—	—

Totals by level	$241,172	$(47,754)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$154,259	$202,013
Equity contracts	568,694	51,557

Total	$722,953	$253,570

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)		90
Forward currency contracts (contract amount)		$29,700,000
Warrants (number of warrants)		53,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 29, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: October 29, 2018